Related Party Transactions - Transactions with Subsidiaries, Joint Ventures and Associates - Deposits Received (Detail) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Deposits (Transactions with Subsidiaries, Joint Ventures and Associates)
Deposits, beginning of period	€ 63	€ 49
Movement in deposits during the period	(23)	14
Changes in the group of consolidated companies	0	0
Exchange rate changes/other	0	0
Deposits, end of period	€ 41	€ 63